UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8267

Kopp Funds, Inc.
(Exact name of registrant as specified in charter)

7701 France Avenue South, Suite 500
Edina, MN 55435
(Address of principal executive offices) (Zip code)

John P. Flakne
Kopp Funds, Inc.
7701 France Avenue South, Suite 500
Edina, MN 55435
(Name and address of agent for service)

(952) 841-0400
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Kopp Emerging Growth Fund
Schedule of Investments
June 30, 2006 (Unaudited)

Number of
Shares		Value
	COMMON STOCK - 99.4%
	Arthroscopy & Orthopedics - 5.0%
100,000	ArthroCare Corporation	$4,201,000
500,000	NuVasive, Inc.	9,115,000
360,000	Regeneration Technologies, Inc.	2,304,000
		15,620,000
	Clinical Laboratory Diagnostics - 4.2%
300,000	E-Z-EM, Inc.	4,080,000
100,000	Gen-Probe Incorporated	5,398,000
270,000	IRIS International Inc.	3,553,200
		13,031,200
	Communication Components & Subsystems - 17.8%
300,000	Bookham, Inc.	1,008,000
1,500,000	Centillium Communications, Inc.	4,215,000
550,000	EMCORE Corporation	5,280,000
4,000,000	Finisar Corporation	13,080,000
2,000,000	Mindspeed Technologies Inc.	4,820,000
750,000	Oplink Communications, Inc.	13,732,500
400,000	PLX Technology, Inc.	4,888,000
250,000	PMC-Sierra, Inc.	2,350,000
4,000,000	Vitesse Semiconductor Corporation	5,760,000
		55,133,500
	Data Capture Software - 2.8%
750,000	Phase Forward Incorporated	8,640,000

	Genomics - 2.9%
1,500,000	Sangamo BioSciences, Inc.	8,850,000

	Imaging Products - 3.8%
300,000	SonoSite, Inc.	11,712,000

	Industrial Automation - 1.6%
356,961	Adept Technology, Inc.#	5,068,846

	Machine Vision/Inspection - 0.4%
85,300	CyberOptics Corporation	1,103,782

	Medical Device Related Software - 0.8%
100,000	Vital Images, Inc.	2,470,000

	Miscellaneous Services - 1.8%
910,800	Digimarc Corporation	5,619,636

	Networking - 7.2%
1,215,500	Redback Networks Inc.	22,292,270

	Point-Of-Care Diagnostics - 3.0%
600,000	Cepheid, Inc.	5,826,000
250,000	DexCom, Inc.	3,395,000
		9,221,000
	Research Instrumentation - 2.4%
1,100,000	Caliper Life Sciences, Inc.	5,489,000
110,000	Harvard Bioscience, Inc.	489,500
3,430,000	Transgenomic, Inc.#	1,578,143
		7,556,643
	Semiconductor - 1.2%
789,400	QuickLogic Corporation	3,860,166

	Software Applications - 9.5%
1,255,000	Epicor Software Corporation	13,215,150
290,000	MRO Software, Inc.	5,820,300
800,000	MapInfo Corporation	10,440,000
		29,475,450
	Specialty Pharmaceuticals - 2.1%
1,100,000	DepoMed, Inc.	6,457,000

	Surgical Products - 2.4%
200,000	Cutera, Inc.	3,944,000
1,000,000	Rita Medical Systems, Inc.	3,460,000
		7,404,000
	Telecommunication Equipment - 6.9%
800,000	ADC Telecommunications, Inc.	13,488,000
3,300,000	Tut Systems, Inc.#	7,986,000
		21,474,000
	Therapeutics/Specialty Compounds - 15.8%
1,250,000	Array BioPharma Inc.	10,750,000
2,000,000	Cell Genesys, Inc.	10,040,000
1,500,000	Medarex, Inc.	14,415,000
2,500,000	Neose Technologies, Inc.#	10,125,000
200,000	ZymoGenetics, Inc.	3,794,000
		49,124,000
	Wireless Equipment - 7.8%
1,000,000	RAE Systems Inc.	4,000,000
4,000,000	Stratex Networks, Inc.	13,560,000
640,000	Superconductor Technologies Inc.#	1,305,600
3,500,000	WJ Communications, Inc.#	5,180,000
		24,045,600

	TOTAL COMMON STOCK (Cost $415,598,103)	308,159,093

	SHORT-TERM INVESTMENT - 1.3%
	INVESTMENT COMPANY - 1.3%
3,882,165	First American Prime Obligations Fund, Class I*	3,882,165

	Total Short-Term Investment (Cost $3,882,165)	3,882,165

	Total Investments - 100.7% (Cost $419,480,268)	312,041,258

	Liabilities in Excess of Other Assets - (0.7)%	(2,067,830)

	NET ASSETS - 100.0%	$309,973,428

#	Affiliated company; the Fund owns 5% or more of the outstanding voting securities
	of the issuer.
*	Income producing security. All other securities are non-income producing.

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows:**

Cost of investments	$420,682,118

Gross unrealized appreciation	$73,307,146
Gross unrealized depreciation	(181,948,006)
Net unrealized depreciation	$(108,640,860)

**     Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual or semi-annual report.

Kopp Total Quality Management Fund
Schedule of Investments
June 30, 2006 (Unaudited)

Number of
Shares		Value
	COMMON STOCK - 97.8%
	Aerospace & Defense - 2.2%
3,500	Boeing Company	$286,685
4,000	Lockheed Martin Corporation	286,960
		573,645
	Air Freight & Logistics - 1.2%
2,700	FedEx Corp.	315,522

	Airlines - 1.0%
16,800	Southwest Airlines Co.	275,016

	Auto Components - 1.1%
3,600	Johnson Controls, Inc.	295,992

	Automobiles - 1.0%
4,700	Harley-Davidson, Inc.	257,983

	Beverages - 2.1%
6,100	Anheuser-Busch Companies, Inc.	278,099
4,700	PepsiCo, Inc.	282,188
		560,287
	Biotechnology - 0.9%
3,600	Amgen, Inc.*	234,828

	Capital Markets - 3.1%
3,800	Merrill Lynch & Co., Inc.	264,328
5,000	Northern Trust Corporation	276,500
4,500	State Street Corporation	261,405
		802,233
	Chemicals - 3.0%
4,400	Air Products & Chemicals, Inc.	281,248
6,000	Dow Chemical Company	234,180
3,400	Monsanto Company	286,246
		801,674
	Commercial Banks - 5.2%
5,459	Bank of America Corporation	262,578
6,900	Fifth Third Bancorp	254,955
4,200	PNC Financial Services Group, Inc.	294,714
9,500	Synovus Financial Corp.	254,410
4,500	Wells Fargo & Company	301,860
		1,368,517
	Commercial Services & Supplies - 1.7%
12,100	Cendant Corporation	197,109
5,800	Pitney Bowes, Inc.	239,540
		436,649
	Communications Equipment - 3.0%
14,000	Cisco Systems, Inc.*	273,420
11,000	Corning, Inc.*	266,090
12,700	Motorola, Inc.	255,905
		795,415
	Computers & Peripherals - 1.5%
6,700	Dell, Inc.*	163,547
3,100	International Business Machines Corporation	238,142
		401,689
	Consumer Finance - 1.0%
5,000	American Express Company	266,100

	Containers & Packaging - 1.0%
8,600	Bemis Company, Inc.	263,332

	Diversified Financial Services - 1.0%
5,700	Citigroup, Inc.	274,968

	Diversified Telecommunication Services - 2.0%
11,600	Sprint Nextel Corporation	231,884
8,600	Verizon Communications, Inc.	288,014
		519,898
	Electric Utilities - 2.8%
3,500	Entergy Corporation	247,625
7,700	Southern Company	246,785
13,300	Xcel Energy, Inc.	255,094
		749,504
	Electrical Equipment - 1.1%
3,400	Emerson Electric Co.	284,954

	Electronic Equipment & Instruments - 0.7%
57,400	Solectron Corporation*	196,308

	Energy Equipment & Services - 2.1%
3,800	Halliburton Company	281,998
3,600	Noble Corporation+	267,912
		549,910
	Food & Staples Retailing - 2.1%
6,100	Walgreen Co.	273,524
5,800	Wal-Mart Stores, Inc.	279,386
		552,910
	Food Products - 1.9%
4,900	Hershey Foods Corporation	269,843
14,300	Sara Lee Corporation	229,086
		498,929
	Health Care Equipment & Supplies - 2.6%
7,000	Baxter International, Inc.	257,320
11,200	Boston Scientific Corporation*	188,608
5,000	Medtronic, Inc.	234,600
		680,528
	Health Care Providers & Services - 3.8%
4,000	Cardinal Health, Inc.	257,320
5,400	HCA, Inc.	233,010
4,800	Quest Diagnostics Incorporated	287,616
4,950	UnitedHealth Group, Inc.	221,661
		999,607
	Hotels, Restaurants & Leisure - 2.3%
8,000	Marriott International, Inc. - Class A	304,960
7,800	Starbucks Corporation*	294,528
		599,488
	Household Durables - 2.0%
3,000	Black & Decker Corporation	253,380
3,300	Whirlpool Corporation	272,745
		526,125
	Household Products - 1.0%
4,600	Procter & Gamble Company	255,760

	Industrial Conglomerates - 1.9%
3,100	3M Co.	250,387
7,200	General Electric Company	237,312
		487,699
	Information Technology Services - 2.0%
5,000	Computer Sciences Corporation*	242,200
6,400	First Data Corporation	288,256
		530,456
	Insurance - 3.8%
5,500	AFLAC, Inc.	254,925
4,700	Allstate Corporation	257,231
4,200	American International Group, Inc.	248,010
9,600	Progressive Corporation	246,816
		1,006,982
	Internet & Catalog Retail - 0.7%
6,300	eBay, Inc.*	184,527

	Leisure Equipment & Products - 0.9%
10,000	Eastman Kodak Company	237,800

	Machinery - 3.1%
3,700	Caterpillar, Inc.	275,576
3,800	Eaton Corporation	286,520
6,200	Ingersoll-Rand Company, Ltd. - Class A+	265,236
		827,332
	Media - 2.1%
14,100	Time Warner, Inc.	243,930
10,100	Walt Disney Company	303,000
		546,930
	Metals & Mining - 1.1%
5,200	Nucor Corporation	282,100

	Multiline Retail - 2.0%
7,800	Nordstrom, Inc.	284,700
4,800	Target Corporation	234,576
		519,276
	Multi-Utilities & Unregulated Power - 2.9%
4,500	Constellation Energy Group	245,340
3,300	Dominion Resources Inc.	246,807
5,700	Sempra Energy	259,236
		751,383
	Office Electronics - 0.9%
17,600	Xerox Corporation*	244,816

	Oil & Gas - 4.4%
5,800	Anadarko Petroleum Corporation	276,602
4,400	ConocoPhillips	288,332
4,100	Exxon Mobil Corporation	251,535
5,200	Valero Energy Corporation	345,904
		1,162,373
	Paper & Forest Products - 0.9%
3,900	Weyerhaeuser Company	242,775

	Pharmaceuticals - 2.8%
4,700	Eli Lilly and Company	259,769
4,200	Johnson & Johnson	251,664
9,900	Pfizer, Inc.	232,353
		743,786
	Real Estate - 2.0%
3,500	Public Storage, Inc.	265,650
3,000	Simon Property Group, Inc.	248,820
		514,470
	Semiconductor & Semiconductor Equipment - 3.6%
15,500	Applied Materials, Inc.	252,340
10,400	Intel Corporation	197,080
10,100	National Semiconductor Corporation	240,885
8,800	Texas Instruments, Inc.	266,552
		956,857
	Software - 3.2%
5,400	Intuit, Inc.*	326,106
10,300	Microsoft Corporation	239,990
18,700	Oracle Corporation*	270,963
		837,059
	Specialty Retail - 3.1%
5,300	Best Buy Co., Inc.	290,652
6,700	Home Depot, Inc.	239,793
11,650	Staples, Inc.	283,328
		813,773
	Textiles, Apparel & Luxury Goods - 0.9%
8,100	Coach, Inc.*	242,190

	Thrifts & Mortgage Finance - 1.1%
7,400	Countrywide Financial Corporation	281,792

	TOTAL COMMON STOCK (Cost $20,761,176)	25,752,147

	SHORT-TERM INVESTMENT - 1.8%
	INVESTMENT COMPANY - 1.8%
473,545	First American Prime Obligations Fund, Class I	473,545

	Total Short-Term Investment (Cost $473,545)	473,545

	Total Investments - 99.6% (Cost $21,234,721)	26,225,692

	Other Assets less Liabilities - 0.4%	100,772

	NET ASSETS - 100.0%	$26,326,464

*	Non-income producing.
+	U.S. traded security of a foreign issuer.

 The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows:**

Cost of investments	$21,271,051

Gross unrealized appreciation	$5,829,475
Gross unrealized depreciation	(874,834)
Net unrealized appreciation	$4,954,641

**  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kopp Funds, Inc.

By (Signature and Title)_/s/ LeRoy C. Kopp
LeRoy C. Kopp, Chief Executive Officer and President

Date 8/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ LeRoy C. Kopp
LeRoy C. Kopp, Chief Executive Officer and President

Date 8/24/06

By (Signature and Title) /s/ John P. Flakne
John P. Flakne, Chief Financial Officer, Secretary and Treasurer

Date 8/24/06